MetLife, Inc. 1095 Avenue of the Americas New York, NY 10036 212 578-2211

Miriam B. Fine

Assistant General Counsel

Law Department

Tel 212 578-0423     Fax 212 251-1653

February 28, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington D.C. 20549

Dear Sir or Madam:

On behalf of MetLife, Inc. (the “Company”), transmitted herewith is the Company’s Annual Report on Form 10-K for the year ended December 31, 2011 (the “Form 10-K”).

As discussed in Note 1 to the Company’s consolidated financial statements contained in the Form 10-K, the consolidated financial statements reflect a change in the method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009.

Sincerely,

/s/ Miriam B. Fine

Miriam B. Fine

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